Consolidated Statements Of Comprehensive Income	12 Months Ended
	Dec. 31, 2020 KRW (₩) ₩ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 KRW (₩) ₩ / shares	Dec. 31, 2018 KRW (₩) ₩ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Interest income	₩ 9,523,853,000,000	$ 8,768,854,000	₩ 10,576,770,000,000	₩ 9,684,499,000,000
Financial assets at FVTPL	48,612,000,000	44,758,000	50,619,000,000	54,243,000,000
Financial assets at FVTOCI	437,527,000,000	402,842,000	474,751,000,000	280,371,000,000
Financial assets at amortized cost	9,037,714,000,000	8,321,254,000	10,051,400,000,000	9,349,885,000,000
Interest expense	(3,525,341,000,000)	(3,245,871,000)	(4,683,064,000,000)	(4,033,548,000,000)
Net Interest income	5,998,512,000,000	5,522,983,000	5,893,706,000,000	5,650,951,000,000
Fees and commissions income	1,694,016,000,000	1,559,724,000	1,709,326,000,000	1,680,764,000,000
Fees and commissions expense	(679,977,000,000)	(626,072,000)	(606,698,000,000)	(610,790,000,000)
Net fees and commissions income	1,014,039,000,000	933,652,000	1,102,628,000,000	1,069,974,000,000
Dividend income	138,543,000,000	127,560,000	107,959,000,000	90,552,000,000
Net gain on financial instruments at FVTPL	421,709,000,000	388,278,000	25,455,000,000	214,443,000,000
Net gain on financial assets at FVTOCI	24,138,000,000	22,224,000	11,015,000,000	2,047,000,000
Net gain arising on financial assets at amortized cost	44,443,000,000	40,920,000	102,115,000,000	79,532,000,000
Impairment losses due to credit loss	(784,371,000,000)	(722,190,000)	(374,244,000,000)	(329,574,000,000)
General and administrative expense	(3,956,181,000,000)	(3,642,557,000)	(3,766,077,000,000)	(3,624,033,000,000)
Other net operating expense	(820,438,000,000)	(755,398,000)	(302,581,000,000)	(394,591,000,000)
Operating income	2,080,394,000,000	1,915,472,000	2,799,976,000,000	2,759,301,000,000
Share of gain of joint ventures and associates	101,077,000,000	93,064,000	83,997,000,000	3,019,000,000
Other non-operating income (expense)	(180,220,000,000)	(165,934,000)	(160,924,000,000)	42,552,000,000
Non-operating income (expense)	(79,143,000,000)	(72,870,000)	(76,927,000,000)	45,571,000,000
Net income before income tax expense	2,001,251,000,000	1,842,602,000	2,723,049,000,000	2,804,872,000,000
Income tax expense	(486,002,000,000)	(447,474,000)	(685,453,000,000)	(753,223,000,000)
Net income	1,515,249,000,000	1,395,128,000	2,037,596,000,000	2,051,649,000,000
Other comprehensive income [abstract]
Net gain (loss) on valuation of equity securities at FVTOCI	47,246,000,000	43,501,000	(58,129,000,000)	(30,855,000,000)
Net gain on valuation of financial liabilities designated at FVTPL due to own credit risk	0	0	0	100,000,000
Changes in capital due to equity method	(2,065,000,000)	(1,901,000)	0	0
Remeasurement gain (loss) related to defined benefit plan	9,783,000,000	9,007,000	(34,648,000,000)	(84,629,000,000)
Items that will not be reclassified to profit or loss	54,964,000,000	50,607,000	(92,777,000,000)	(115,384,000,000)
Net gain on valuation of debt securities at FVTOCI	12,114,000,000	11,154,000	43,988,000,000	33,360,000,000
Changes in capital due to equity method	(233,000,000)	(215,000)	613,000,000	2,958,000,000
Net gain (loss) on foreign currency translation of foreign operations	(153,472,000,000)	(141,306,000)	101,781,000,000	(4,379,000,000)
Net gain (loss) on valuation of cash flow hedge	4,420,000,000	4,070,000	(1,823,000,000)	(4,646,000,000)
Other comprehensive loss on valuation of assets held for sale	0	0	0	(4,145,000,000)
Items that may be reclassified to profit or loss	(137,171,000,000)	(126,297,000)	144,559,000,000	23,148,000,000
Other comprehensive income(loss), net of tax	(82,207,000,000)	(75,690,000)	51,782,000,000	(92,236,000,000)
Total comprehensive income	1,433,042,000,000	1,319,438,000	2,089,378,000,000	1,959,413,000,000
Net income attributable to:
Net income attributable to owners	1,307,266,000,000	1,203,633,000	1,872,207,000,000	2,033,182,000,000
Net income attributable to non-controlling interests	207,983,000,000	191,495,000	165,389,000,000	18,467,000,000
Total comprehensive income attributable to:
Comprehensive income attributable to owners	1,233,097,000,000	1,135,344,000	1,914,393,000,000	1,943,885,000,000
Comprehensive income attributable to non-controlling interests	₩ 199,945,000,000	$ 184,094,000	₩ 174,985,000,000	₩ 15,528,000,000
Earnings per share
Basic and diluted earnings per share(Unit: In Korean Won and U.S. Dollar) | (per share)	₩ 1,742	$ 1.604	₩ 2,727	₩ 2,796